Property and Equipment Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,	December 31,
	2021	2020
Office equipment and computers	$1,098	$1,065
Fixtures and fittings	4,602	4,094
Laboratory equipment	10,083	7,994
Leasehold improvements	955	394
	16,738	13,547
Less: accumulated depreciation	(6,832)	(4,939)
	$9,906	$8,608

Depreciation expense was $2.4 million, $1.9 million and $1.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.